Short-Term Bank Loans	12 Months Ended
Dec. 31, 2025
Short-Term Bank Loans [Abstract]
Short-term bank loans

Note 11. Short-term bank loans

Short-term bank loans consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Fujian Rural Commercial Bank	$357,495	$410,998
Industrial and Commercial Bank of China	4,261,344	4,082,584
China Merchants Bank	—	136,999
Total short-term bank loans	$4,618,839	$4,630,581

As of December 31, 2025, bank loans of $4,261,344 are secured by land-use rights and buildings owned by Ewatt and guaranteed by Wenzao Huang, Baohua Xu, Yunjun Huang and Zhaoxia Chen. A bank loan of $357,495 is secured by personal guarantees of Wenzao Huang, Baohua Xu, Jinliang Xu, Xiaolong Chen and Yunjun Huang. All the guarantors, except Baohua Xu, are shareholders of the company, of whom Wenzao Huang and Yunjun Huang are also directors. Baohua Xu is the spouse of Wenzao Huang. The interest is paid on a monthly basis and the principal is repaid in full at maturity.

Short-term loans as of December 31, 2025 consisted of following:

For the year ended December 31, 2025 secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	July 28, 2025	July 10, 2026	6,780,000	$969,527	1.30%
Industrial and Commercial Bank of China	July 28, 2025	July 14, 2026	6,170,000	882,298	1.30%
Industrial and Commercial Bank of China	July 28, 2025	July 16, 2026	7,050,000	1,008,137	1.30%
Industrial and Commercial Bank of China	May 21, 2025	May 7, 2026	7,000,000	1,000,987	3.85%
Industrial and Commercial Bank of China	February 28, 2025	February 6, 2026	2,800,000	400,395	3.85%
Fujian Rural Commercial Bank	August 29, 2025	August 29, 2026	2,500,000	357,495	4.95%
Total secured short-term bank loans as of December 31, 2025			32,300,000	$4,618,839

Short-term loans as of December 31, 2024 consisted of following:

For the year ended December 31, 2024 secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	December 13, 2024	November 19, 2025	6,000,000	$821,998	4.20%
Industrial and Commercial Bank of China	November 7, 2024	June 6, 2025	9,900,000	1,356,294	4.20%
Industrial and Commercial Bank of China	December 9, 2024	August 8, 2025	6,900,000	945,296	4.20%
Industrial and Commercial Bank of China	May 29, 2024	May 22, 2025	7,000,000	958,996	4.20%
Fujian Rural Commercial Bank	August 21, 2024	August 20, 2025	3,000,000	410,998	4.95%
China Merchants Bank	January 30, 2024	January 29, 2025	1,000,000	136,999	4.83%
Total secured short-term bank loans as of December 31, 2024			33,800,000	$4,630,581